OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2016	2015

Employees and payroll accruals	$215	$225
Accrued expenses	1,011	671
Government (mainly tax provision)	1,803	1,311
Advance tenants payments	607	848
Tenant security deposits	120	119
Trade payables	498	123

Total	$4,254	$3,297